Cash Flow Adjustments and Changes in Working Capital - Non-Cash Changes Arising from Financing Activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of borrowings	£ 0	£ 0	[1]	£ (956)	[1]
Cash received	139	228	[1]	888	[1]
Grant income	(642)	(503)		(670)
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	0	0		21
Proceeds from borrowings	0	0		0
Repayment of borrowings	0	0		(21)
Non-cash foreign exchange	0	0		0
Non-cash other	0	0		0
End of the year	0	0		0
Grant received
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	59	331		127
Cash received	139	228		888
Grant income	(642)	(503)		(670)
Non-cash foreign exchange	7	3		(14)
Non-cash other	0	0		0
End of the year	£ (437)	£ 59		£ 331

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).